Note 28 - Retained earnings, revaluation reserves and other reserves - Accumulated Income And Revaluation Reserves (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Holding Company [Member]
Disclosure Of Accumulate Income And Revaluation Reserves Line Items
Subtotal Accumulated Income And Revaluation Reserves	€ 14,643	€ 15,625	€ 14,101
BBVA Bancomer Group [Member]
Disclosure Of Accumulate Income And Revaluation Reserves Line Items
Subtotal Accumulated Income And Revaluation Reserves	10,014	9,442	9,108
BBVA Seguros S A [Member]
Disclosure Of Accumulate Income And Revaluation Reserves Line Items
Subtotal Accumulated Income And Revaluation Reserves	(127)	(215)	(62)
Corporacion General Financiera S A [Member]
Disclosure Of Accumulate Income And Revaluation Reserves Line Items
Subtotal Accumulated Income And Revaluation Reserves	1,084	1,202	1,187
BBVA Banco Group Provincial
Disclosure Of Accumulate Income And Revaluation Reserves Line Items
Subtotal Accumulated Income And Revaluation Reserves	(124)	(113)	(92)
BBVA Chile Group
Disclosure Of Accumulate Income And Revaluation Reserves Line Items
Subtotal Accumulated Income And Revaluation Reserves	552	951	1,264
BBVA Paraguay [Member]
Disclosure Of Accumulate Income And Revaluation Reserves Line Items
Subtotal Accumulated Income And Revaluation Reserves	119	108	98
Compania de Cartera e Inversiones S A [Member]
Disclosure Of Accumulate Income And Revaluation Reserves Line Items
Subtotal Accumulated Income And Revaluation Reserves	108	(20)	(27)
Anida Grupo Inmobiliario S L [Member]
Disclosure Of Accumulate Income And Revaluation Reserves Line Items
Subtotal Accumulated Income And Revaluation Reserves	363	515	528
BBVA Suiza S A [Member]
Disclosure Of Accumulate Income And Revaluation Reserves Line Items
Subtotal Accumulated Income And Revaluation Reserves	(53)	(57)	(1)
BBVA Continental Group
Disclosure Of Accumulate Income And Revaluation Reserves Line Items
Subtotal Accumulated Income And Revaluation Reserves	756	681	611
BBVA Luxinvest S A [Member]
Disclosure Of Accumulate Income And Revaluation Reserves Line Items
Subtotal Accumulated Income And Revaluation Reserves	(48)	25	16
BBVA Colombia Group
Disclosure Of Accumulate Income And Revaluation Reserves Line Items
Subtotal Accumulated Income And Revaluation Reserves	998	926	803
BBVA Banco Frances Group [Member]
Disclosure Of Accumulate Income And Revaluation Reserves Line Items
Subtotal Accumulated Income And Revaluation Reserves	103	999	827
Banco Industrial de Bilbao S A [Member]
Disclosure Of Accumulate Income And Revaluation Reserves Line Items
Subtotal Accumulated Income And Revaluation Reserves	0	25	61
Uno E Bank [Member]
Disclosure Of Accumulate Income And Revaluation Reserves Line Items
Subtotal Accumulated Income And Revaluation Reserves	0	0	0
Gran Jorge Juan S A [Member]
Disclosure Of Accumulate Income And Revaluation Reserves Line Items
Subtotal Accumulated Income And Revaluation Reserves	(33)	(47)	(30)
BBVA Portugal Group [Member]
Disclosure Of Accumulate Income And Revaluation Reserves Line Items
Subtotal Accumulated Income And Revaluation Reserves	(66)	(436)	(477)
Participaciones Arenal S L [Member]
Disclosure Of Accumulate Income And Revaluation Reserves Line Items
Subtotal Accumulated Income And Revaluation Reserves	(4)	(183)	(180)
BBVA Propiedad S A [Member]
Disclosure Of Accumulate Income And Revaluation Reserves Line Items
Subtotal Accumulated Income And Revaluation Reserves	0	(503)	(431)
Anida Operaciones Singulares S L [Member]
Disclosure Of Accumulate Income And Revaluation Reserves Line Items
Subtotal Accumulated Income And Revaluation Reserves	(5,317)	(4,881)	(4,127)
BBVA USA Bank shares Group [Member]
Disclosure Of Accumulate Income And Revaluation Reserves Line Items
Subtotal Accumulated Income And Revaluation Reserves	(586)	(794)	(1,053)
Garanti Turkiye Bankasi Group
Disclosure Of Accumulate Income And Revaluation Reserves Line Items
Subtotal Accumulated Income And Revaluation Reserves	1,415	751	127
Sociedades inmobiliarias Unnim [Member]
Disclosure Of Accumulate Income And Revaluation Reserves Line Items
Subtotal Accumulated Income And Revaluation Reserves	(587)	(576)	(477)
Bilbao Vizcaya Holding S A [Member]
Disclosure Of Accumulate Income And Revaluation Reserves Line Items
Subtotal Accumulated Income And Revaluation Reserves	49	145	139
Pecri Inversion S L [Member]
Disclosure Of Accumulate Income And Revaluation Reserves Line Items
Subtotal Accumulated Income And Revaluation Reserves	(74)	(73)	(75)
Other [Member]
Disclosure Of Accumulate Income And Revaluation Reserves Line Items
Subtotal Accumulated Income And Revaluation Reserves	(164)	127	25
Subtotal Group [Member]
Disclosure Of Accumulate Income And Revaluation Reserves Line Items
Subtotal Accumulated Income And Revaluation Reserves	23,021	23,624	21,864
Metrovacesa [Member]
Disclosure Of Accumulate Income And Revaluation Reserves Line Items
Subtotal Accumulated Income And Revaluation Reserves	0	0	0
Metrovacesa Suelo [Member]
Disclosure Of Accumulate Income And Revaluation Reserves Line Items
Subtotal Accumulated Income And Revaluation Reserves	(61)	(53)	(52)
Other Joint Ventures [Member]
Disclosure Of Accumulate Income And Revaluation Reserves Line Items
Subtotal Accumulated Income And Revaluation Reserves	2	18	(7)
Subtotal Joint Ventures [Member]
Disclosure Of Accumulate Income And Revaluation Reserves Line Items
Subtotal Accumulated Income And Revaluation Reserves	(59)	(35)	(59)
Total [Member]
Disclosure Of Accumulate Income And Revaluation Reserves Line Items
Subtotal Accumulated Income And Revaluation Reserves	€ 22,963	€ 23,590	€ 21,805